CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Effects of Changes in Company's Ownership Interest
The schedule below discloses the effects of changes in Melco’s ownership interest in MRP and Studio City International on its equity:

	Year Ended December 31,
	2022	2021	2020
Net loss attributable to Melco Resorts & Entertainment Limited	$(930,526)	$(811,751)	$(1,263,492)

Transfers (to) from noncontrolling interests:

The Philippine subsidiaries
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors	—	—	(16)
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market	(2,952)	(6,951)	(46)

Sub-total	(2,952)	(6,951)	(62)

Studio City International
Increase in additional paid-in capital resulting from the private placements	879	—	42

Sub-total	879	—	42

Changes from net loss attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$(932,599)	$(818,702)	$(1,263,512)